Baird Chautauqua Global Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Canada - 7.8%
Ground Transportation - 2.5%
Canadian Pacific Kansas City Ltd.	132,517	$10,423,787

Independent Power and Renewable Electricity Producers - 3.0%
Brookfield Renewable Corp.	308,478	12,286,679

Software - 2.3%
Constellation Software, Inc.	5,436	9,542,562
Total Canada		32,253,028

China - 9.0%
Broadline Retail - 4.7%
Alibaba Group Holding Ltd. - ADR	74,415	9,336,106
Prosus NV	216,461	10,021,233
		19,357,339
Life Sciences Tools & Services - 2.1%
Wuxi Biologics Cayman, Inc. (a)(b)	2,008,336	8,636,836

Real Estate Management & Development - 2.2%
KE Holdings, Inc. - ADR	620,085	9,282,672
Total China		37,276,847

Denmark - 4.4%
Biotechnology - 3.0%
Genmab AS (a)	45,945	12,373,976

Health Care Equipment & Supplies - 1.4%
Coloplast AS - Class B	86,955	5,923,282
Total Denmark		18,297,258

France - 3.5%
Aerospace & Defense - 3.5%
Safran SA	43,874	14,356,928

Hong Kong - 1.0%
Insurance - 1.0%
AIA Group Ltd.	369,397	4,104,491

Indonesia - 1.6%
Banks - 1.6%
Bank Rakyat Indonesia Persero Tbk PT	32,394,065	6,473,015

Italy - 2.0%
Passenger Airlines - 2.0%
Ryanair Holdings PLC - ADR	141,357	8,170,435

Japan - 8.0%
Automobiles - 1.9%
Suzuki Motor Corp.	657,915	8,019,145

Electronic Equipment, Instruments & Components - 2.1%
Keyence Corp.	24,009	8,544,980

Machinery - 2.3%
FANUC Corp.	274,536	9,569,485

Professional Services - 1.7%
Recruit Holdings Co. Ltd.	163,796	7,136,587
Total Japan		33,270,197

Netherlands - 5.8%
Financial Services - 1.9%
Adyen NV (a)(b)	7,795	7,801,666

Semiconductors & Semiconductor Equipment - 3.9%
ASML Holding NV	12,255	16,186,772
Total Netherlands		23,988,438

Singapore - 5.0%
Banks - 3.1%
DBS Group Holdings Ltd.	292,882	13,033,287

Broadline Retail - 1.9%
Sea Ltd. - ADR (a)	93,510	7,743,563
Total Singapore		20,776,850

Switzerland - 3.2%
Pharmaceuticals - 1.9%
Galderma Group AG	39,669	7,796,300

Software - 1.3%
Temenos AG	60,966	5,343,446
Total Switzerland		13,139,746

Taiwan, Province Of China - 4.8%
Semiconductors & Semiconductor Equipment - 4.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	58,982	19,932,967

United Kingdom - 0.7%
Capital Markets - 0.7%
3i Group PLC	87,467	2,850,620

United States - 39.7% (c)
Biotechnology - 10.1%
BeOne Medicines Ltd. - ADR (a)	43,979	13,060,444
Incyte Corp. (a)	167,633	15,777,618
Regeneron Pharmaceuticals, Inc.	16,516	12,760,922
		41,598,984
Broadline Retail - 3.5%
Amazon.com, Inc. (a)	68,818	14,332,725

Capital Markets - 3.8%
Charles Schwab Corp.	169,348	15,915,325

Commercial Services & Supplies - 3.8%
Waste Connections, Inc.	95,724	15,549,407

Financial Services - 4.1%
Mastercard, Inc. - Class A	33,819	16,898,001

Interactive Media & Services - 3.6%
Alphabet, Inc. - Class A	52,206	15,012,357

Semiconductors & Semiconductor Equipment - 5.3%
Micron Technology, Inc.	22,617	7,640,927
NVIDIA Corp.	58,576	10,215,655
Universal Display Corp.	45,388	4,160,264
		22,016,846
Specialty Retail - 3.8%
TJX Cos., Inc.	98,303	15,698,989

Textiles, Apparel & Luxury Goods - 1.7%
Lululemon Athletica, Inc. (a)	47,298	7,241,324
Total United States		164,263,958
TOTAL COMMON STOCKS (Cost $303,732,307)		399,154,778

WARRANTS - 0.0% (d)	Contracts	Value
Canada - 0.0% (d)
Software — 0.0% (d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(e)	5,137	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.8%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (f)	19,700,810	19,700,810
TOTAL MONEY MARKET FUNDS (Cost $19,700,810)		19,700,810

TOTAL INVESTMENTS - 101.3% (Cost $323,433,117)		418,855,588
Liabilities in Excess of Other Assets - (1.3)%		(5,240,314)
TOTAL NET ASSETS - 100.0%		$413,615,274

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $16,438,502 or 4.0% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Baird Chautauqua Global Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$267,169,501	$131,985,277	$–		$399,154,778
Warrants	–	–	–	(a)	–	(a)
Money Market Funds	19,700,810	–	–		19,700,810
Total Investments	$286,870,311	$131,985,277	$–	(a)	$418,855,588

(a)	Amount is less than $0.50.

Refer to the Schedule of Investments for further disaggregation of investment categories.